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                           RNC Mutual Fund Group, Inc.
                               Semi-Annual Report










--------------------------------------------------------------------------------
                            For the Six Months Ended
                                 March 31, 2000

TABLE OF CONTENTS


RNC MONEY MARKET FUND

     Shareholder Letter ....................................................   1

     Investment Portfolio ..................................................   2

     Statement of Assets and Liabilities ...................................   3

     Statement of Operations ...............................................   4

     Statement of Changes in Net Assets ....................................   5

     Financial Highlights ..................................................   6

RNC EQUITY FUND

     Shareholder Letter ....................................................   7

     Investment Portfolio ..................................................   8

     Statement of Assets and Liabilities ...................................  10

     Statement of Operations ...............................................  11

     Statement of Changes in Net Assets ....................................  12

     Financial Highlights ..................................................  13

RNC MUTUAL FUND GROUP, INC.

     Notes to Financial Statements .........................................  14

                              RNC MONEY MARKET FUND


Dear Shareholders,

We are pleased to provide you with the semi-annual report for the period ending March 31, 2000.

The Fund continues to exhibit favorable returns as measured by its peer group of First Tier Taxable Money Market Funds. This top tier group of funds only invests in the highest quality short term investments. The net seven day yield of 5.24% as of March 31st places the Fund in a strong competitive position compared to the other 310 funds, as reported by IBC Financial Data, Inc.

The spectacular growth of the domestic economy in the final quarter of 1999 has carried itself over into the first quarter of 2000. This, coupled with the potentially inflationary pressures of a tight labor market and the wealth effect created by a healthy stock market, has prompted the Federal Reserve to raise the Fed Funds Rate by an additional 75 basis points to 6.00%. So far, the Federal Open Market Committee (the "FOMC") has raised the targeted Fed Funds Rate in three steps, with an increase of 25 basis points in November, January and March. Furthermore, the FOMC finally provided a new methodology of explaining their intentions by changing from the often-misinterpreted "bias" approach. The new statements focus on the balances of risk. At the last meeting on March 21st they indicated that the risks were weighted towards conditions that may generate heightened inflationary pressures. This was essentially the same position taken at the meeting in February. As we look forward to the next scheduled meeting on May 16th the same factors apply which would suggest that further tightening moves may be in order until there is moderation in consumer demand and the tight labor market eases to some degree.

In this environment we are maintaining a shorter average maturity compared with the Fund's peer group (29 days vs. 51 days), thus putting ourselves in a position to take advantage of higher rates as the Fed continues its efforts to slow the economy. At the same time, we have continued to focus on the quality and liquidity characteristics of each position while being quite sensitive to associated risk.

Thank you for your continued confidence in our ability to provide a benefit to you as a shareholder in this Fund. Please call us should you have any questions regarding the Fund in general or your account specifically.

Sincerely,

/s/ Daniel J. Genter

Daniel J. Genter
President
RNC Mutual Fund Group, Inc.
RNC Capital Management, LLC

INVESTMENT PORTFOLIO AT MARCH 31, 2000 (UNAUDITED)

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

              COMMERCIAL PAPER: 50.0%
$2,000,000    AT&T Corp., 5.95%, 04/05/00                           $ 1,998,682
                                                                    -----------
 2,000,000    Barton Capital Corp., 5.94%, 04/20/00                   1,993,783
                                                                    -----------
 2,000,000    Cooperative Association of Tractor Dealers "A",
              5.98%, 04/12/00                                         1,996,364
                                                                    -----------
 2,000,000    Delaware Funding Corp., 6.02%, 05/26/00                 1,981,880
                                                                    -----------
 2,000,000    Enterprise Funding Corp., 6.05%, 05/08/00               1,987,667
                                                                    -----------
 2,000,000    John Hancock Capital Corp., 5.91%, 04/24/00             1,992,525
                                                                    -----------
 2,000,000    Quincy Capital Corp., 5.90%, 04/03/00                   1,999,349
                                                                    -----------
 2,000,000    Sydney Capital Corp., 5.96%, 04/13/00                   1,996,060
                                                                    -----------
 2,000,000    Trident Capital Corp., 5.94%, 04/07/00                  1,998,047
                                                                    -----------
 1,800,000    Triple A-1 Funding Corp., 5.92%, 04/17/00               1,795,312
                                                                    -----------
              Total Commercial Paper                                 19,739,669
                                                                    -----------
              CORPORATE BONDS/NOTES: 8.7%
 1,300,000    Associates Corp.
              North America Senior Note, 6.38%, 08/15/00              1,299,311
                                                                    -----------
 1,000,000    Commercial Credit Corp. Note, 6.75%, 05/15/00           1,000,620
                                                                    -----------
   737,000    General Motor Acceptance Corp. Medium Term
              Note, 5.80%, 02/23/01                                     731,343
                                                                    -----------
   381,000    Wheeling-Pitt Corp., 9.38%, 11/15/03                      395,443
                                                                    -----------
              Total Corporate Bonds / Notes                           3,426,717
                                                                    -----------
              FEDERAL AGENCY SECURITIES: 26.0%
 1,000,000    Federal Home Loan Bank Bonds, 5.07%, 04/07/00             999,790
                                                                    -----------
 2,050,000    Federal Home Loan Bank Bonds, 5.50%, 04/14/00           2,049,550
                                                                    -----------
 2,000,000    Federal Home Loan Bank Bonds, 5.00%, 04/28/00           1,998,611
                                                                    -----------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------

$2,000,000    Federal National Mortgage Association Medium Term
              Note, 9.05%, 04/10/00                                 $ 2,001,509
                                                                    -----------
 1,000,000    Federal National Mortgage Association Medium Term
              Note, 6.97%, 05/02/00                                   1,000,760
                                                                    -----------
 2,100,000    Federal National Mortgage Association Discount Note,
              0.00%, 05/11/00                                         2,086,420
                                                                    -----------
   152,000    Federal National Mortgage Association Discount Note,
              0.00%, 05/15/00                                           150,828
                                                                    -----------
              Total Federal Agency Securities                        10,287,468
                                                                    -----------
              OVERNIGHT REPURCHASE AGREEMENT: 18.2%
 7,199,000    Seattle Northwest Securities Corporation Government
              Repurchase Agreement $7,199,000, 6.20%, dated 03/31/00,
              due 04/03/00, [collaterized by $7,460,000 par value
              Federal National Mortgage Association Discount Note
              0.00% due 06/29/00 (collateral market value
              $7,342,980)] (proceeds $7,202,719) (cost $7,199,000)    7,199,000
                                                                    -----------
              TOTAL INVESTMENT
                PORTFOLIO: 102.9%
                (Cost $40,652,854)                                   40,652,854
                                                                    -----------
              Liabilities in excess
                of Other Assets: (2.9%)                              (1,142,900)
                                                                    -----------
              NET ASSETS: 100.0%                                    $39,509,954
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2000 (UNAUDITED)


ASSETS
  Investment portfolio, at value (cost of $40,652,854) ..........   $40,652,854
  Cash ..........................................................         2,083
  Receivables:
    Interest income .............................................       358,707
  Other assets ..................................................         9,553
                                                                    -----------
      Total assets ..............................................    41,023,197
                                                                    -----------

LIABILITIES
  Payables:
    Investment securities purchased .............................     1,299,311
    Distribution to shareholders ................................       190,574
    Advisory fees ...............................................        13,472
  Accrued expenses ..............................................         9,886
                                                                    -----------
      Total liabilities .........................................     1,513,243
                                                                    -----------
NET ASSETS (equivalent to $1.00 per share based on
39,519,564 shares of capital stock outstanding) .................   $39,509,954
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital ...............................................   $39,519,564
  Accumulated net realized loss on investments ..................        (9,610)
                                                                    -----------
  Net assets ....................................................   $39,509,954
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2000


INVESTMENT INCOME
   Income
     Interest ...................................................   $ 1,209,489
     Other ......................................................         1,297
                                                                    -----------
       Total income .............................................     1,210,786
                                                                    -----------
   Expenses
     Advisory fees ..............................................        84,889
     Distribution fees ..........................................        51,762
     Administration fees ........................................        15,708
     Custody fees ...............................................        15,315
     Legal fees .................................................         8,612
     Fund accounting fees .......................................         8,466
     Transfer agent fees ........................................         5,581
     Registration expense .......................................         4,399
     Audit fees .................................................         2,754
     Director fees ..............................................         2,631
     Insurance expense ..........................................         1,408
     Reports to shareholders ....................................         1,334
     Miscellaneous ..............................................        11,076
                                                                    -----------
       Total expenses ...........................................       213,935
       Less: fees waived and expense absorbed ...................       (74,059)
                                                                    -----------
       Net expenses .............................................       139,876
                                                                    -----------
          NET INVESTMENT INCOME .................................     1,070,910
                                                                    -----------

REALIZED LOSS ON INVESTMENTS:
       Net realized loss on investments .........................          (269)
                                                                    -----------
          NET INCREASE IN NET ASSETS RESULTING FROM
           OPERATIONS ...........................................   $ 1,070,641
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                           Six Months           Year
                                                              Ended            Ended
                                                            March 31,       September 30,
                                                              2000#             1999
                                                          ------------      ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
 Net investment income ..............................    $   1,070,910      $   1,615,703
 Net realized loss on investments ...................             (269)            (7,017)
                                                         -------------      -------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ................................        1,070,641          1,608,686
                                                         -------------      -------------

DISTRIBUTION TO SHAREHOLDERS FROM
 Net investment income ..............................       (1,070,910)        (1,615,703)
                                                         -------------      -------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold ..........................      116,111,105        172,061,366
 Proceeds from shares reinvested ....................          132,201            203,324
 Cost of shares redeemed ............................     (115,143,572)      (167,980,839)
                                                         -------------      -------------
   Total increase from capital share transactions....        1,099,734          4,283,851
                                                         -------------      -------------
   TOTAL INCREASE IN NET ASSETS .....................        1,099,465          4,276,834

NET ASSETS
 Beginning of period ................................       38,410,489         34,133,655
                                                         -------------      -------------
 END OF PERIOD ......................................    $  39,509,954      $  38,410,489
                                                         =============      =============

CHANGE IN CAPITAL SHARES
 Shares sold ........................................      116,111,105        172,061,366
 Shares reinvested ..................................          132,201            203,324
 Shares redeemed ....................................     (115,143,572)      (167,980,839)
                                                         -------------      -------------
   Net increase .....................................        1,099,734          4,283,851
                                                         =============      =============

# Unaudited.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months
                                                    Ended                    Year Ended September 30,
                                                   March 31,  ----------------------------------------------------
                                                    2000#       1999       1998       1997        1996       1995
                                                    -----       ----       ----       ----        ----       ----
Net asset value, beginning of period ...........   $ 1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                   -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ........................     0.027       0.044      0.049      0.049      0.047      0.051

LESS DISTRIBUTIONS:
  From net investment income ...................    (0.027)     (0.044)    (0.049)    (0.049)    (0.047)    (0.051)
                                                   -------     -------    -------    -------    -------    -------
Net asset value, end of period .................   $ 1.000     $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                   =======     =======    =======    =======    =======    =======
Total return ...................................       2.7%+      4.52%      4.99%      5.01%      4.70%      5.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's) ............   $39,510     $38,410    $34,134    $44,570    $37,744    $31,066

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  After fees waived and expenses absorbed ......      0.70%       0.66%      0.76%      0.70%      0.90%      0.80%

RATIO OF NET INVESTMENT INCOME TO AVERAGE
NET ASSETS:
  After fees waived and expenses absorbed ......      5.15%       4.48%      4.92%      4.90%      4.70%      5.00%

# Unaudited.
* Annualized.
+ Not annualized.

See accompanying Notes to Financial Statements.

                                 RNC EQUITY FUND


Dear Shareholders,

This semi-annual report contains the following: a summary of the Fund's performance for the six-months ended March 31, 2000, financial statements including holdings of the Fund and all expenses incurred by the Fund as of March 31, 2000.

The past six months has borne witness to the staircase effect that the stock market has so often resembled over the past few years. That is to say, a burst of performance followed by a period of consolidation punctuated by a correction of ten percent or more before once again resuming an upward course. We are pleased to report that NAV or Net Asset Value (the calculation of price after deducting all expenses) rose 14.04% during these previous six months in large part following the same pattern as the S&P 500, a surge in the fourth quarter and a relatively flat first quarter.

During this six-month period, the stock market was extremely narrow with essentially only two sectors, technology and communication services, outperforming. These two sectors now exceed 43% of the total market capitalization of the S&P 500 with technology alone accounting for a record 33% of the index. Whether referred to as bipolar or narrow, the market has certainly been selective in rewarding investors. The tried and true concepts of diversification and risk control have been overlooked in the quest for performance without regard for the embedded volatility and risks associated with many of the stocks leading this charge. However, investors were recently rudely reminded that price momentum swings both ways as evidenced by a decline from, early March to mid-April, of over 34% in the NASDAQ, a proxy for the technology sector.

Our approach to both managing volatility as well as assessing the opportunities in technology issues is to remain diversified. Our emphasis is on owning companies with real earnings, positive cash flow, and growing market share, not unseasoned companies valued on a multiple of revenues, long on promise but short on cash. We also believe that the apparent dichotomy inherent in the concept of New Economy and Old Economy can be resolved by both the imaginative and pragmatic application of technology by old-line well-managed companies. It is our ongoing task to sort out the winners from the losers, to concentrate our investor's funds on those companies that we believe will adapt to the new technologies and enhance profits while cutting costs and increasing market share in their respective businesses across all sectors. In the end, it is both the suppliers of technology as well as the users of that same technology that will reward shareholders with rising market valuations.

The stock market throughout the past six-months has been struggling against a headwind of higher short-term rates as the Fed has continued to tighten monetary policy in the pursuit of maintaining price stability against the potential inflationary pressures of an impressively strong economy. Price stability has recently been brought to the forefront with a surge in the March CPI (Consumer Price index) both nominal as well as core mostly due to higher energy prices. Despite this recent surge, we expect core inflation to stay contained within a range of 2-3% for the year as energy prices level off from the highs of early January. In addition, we anticipate further Fed rate increases should inevitably slow the economy towards a more acceptable non-inflationary growth potential of approximately 4%. Meanwhile, we expect S&P 500 operating earnings to increase over 11% fueling stock market returns we estimate to be around 12% for the full year. However, we expect wide fluctuations in the averages will continue to plague this long-lived but still vibrant bull market for stocks.

If you have any questions relating to your investments in the Fund, please contact us.


Sincerely,

/s/ Daniel J. Genter

Daniel J. Genter
President
RNC Mutual Fund Group, Inc.
RNC Capital Management, LLC

INVESTMENT PORTFOLIO AT MARCH 31, 2000 (UNAUDITED)

Shares                                                                  Value
--------------------------------------------------------------------------------
            COMMON STOCKS: 99.9%
            Auto: 2.2%
 5,000      Ford Motor Company                                      $   229,688
                                                                    -----------
            Banking: 6.0%
 8,000      Bank of New York Company                                    332,500
 3,400      Chase Manhattan Corporation                                 296,438
                                                                    -----------
                                                                        628,938
                                                                    -----------
            Beverages: 1.0%
 3,000      PepsiCo, Inc.                                               103,688
                                                                    -----------
            Chemicals: 2.7%
 2,500      The Dow Chemical Company                                    285,000
                                                                    -----------
            Computers  & Peripherals: 15.8%
 5,000      Dell Computer Corporation*                                  269,687
 3,000      Hewlett-Packard Company                                     397,687
 4,000      International Business Machines Corp.                       472,000
 4,000      Intel Corp.                                                 527,750
                                                                    -----------
                                                                      1,667,124
                                                                    -----------
            Computer Software & Services: 8.6%
 6,100      First Data Corporation                                      269,925
 6,000      Microsoft Corporation*                                      637,500
                                                                    -----------
                                                                        907,425
                                                                    -----------
            Consumer Staples: 1.7%
 3,100      The Procter & Gamble Company                                174,375
                                                                    -----------
            Diversified: 4.4%
 3,000      General Electric Co.                                        465,562
                                                                    -----------
            Diversified Manufacturing: 7.7%
 4,000      Honeywell International Inc.                                210,750
 3,000      ITT Industries Inc.                                          93,188
10,200      Tyco International, Ltd.                                    508,725
                                                                    -----------
                                                                        812,663
                                                                    -----------
            Drugs: 6.5%
 2,600      Johnson & Johnson                                       $   182,163
 6,900      Pfizer Inc.                                                 252,281
 6,900      Schering-Plough Corporation                                 253,575
                                                                    -----------
                                                                        688,019
                                                                    -----------
            Entertainment: 2.7%
 7,000      The Walt Disney Company                                     289,625
                                                                    -----------
            Financial: 2.8%
 5,000      Citigroup Inc.                                              296,562
                                                                    -----------
            Insurance: 4.1%
 3,950      Marsh & McLennan Companies, Inc.                            435,734
                                                                    -----------
            Medical: 2.3 %
 4,000      Amgen Inc.*                                                 245,500
                                                                    -----------
            Petroleum: 4.7%
 2,500      Chevron Corporation                                         231,094
 5,000      Texaco Inc.                                                 268,125
                                                                    -----------
                                                                        499,219
                                                                    -----------
            Recreational: 1.0%
 4,000      Carnival Corporation                                         99,250
                                                                    -----------
            Retailing-Specialty: 2.2%
 4,000      Lowe's Co. Inc.                                             233,500
                                                                    -----------
            Technology: 13.7%
 6,000      Lucent Technologies                                         364,500
 3,200      Motorola Inc.                                               455,600
 8,000      Oracle Corp.*                                               624,500
                                                                    -----------
                                                                      1,444,600
                                                                    -----------
            Telecommunications Services: 9.8%
 5,800      AT&T Corp.                                                  326,250
 4,500      BellSouth Corporation                                       211,500
 3,000      GTE Corporation                                             213,000
 6,400      MCI Worldcom Inc.*                                          290,000
                                                                    -----------
                                                                      1,040,750
                                                                    -----------

Shares                                                                 Value
--------------------------------------------------------------------------------
            TOTAL COMMON STOCKS
             (Cost $7,716,204)                                      $10,547,222
                                                                    -----------
            TOTAL INVESTMENTS: 99.9%
             (Cost $7,716,204**)                                     10,547,222
            Other Assets less Liabilities: 0.1%                          13,630
                                                                    -----------
            NET ASSETS: 100.0%                                      $10,560,852
                                                                    ===========

** Cost for federal income tax purposes is the same.

            Net unrealized appreciation consists of:
              Gross unrealized appreciation                         $ 3,051,594
              Gross unrealized depreciation                            (220,576)
                                                                    -----------
                Net unrealized appreciation                         $ 2,831,018
                                                                    ===========

* Non-income producing security

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT MARCH 31, 2000 (UNAUDITED)


ASSETS
   Investments in securities, at value (cost $7,716,204) ........   $10,547,222
   Receivables:
     Fund shares sold ...........................................       107,430
     Securities sold ............................................        61,517
     Dividends and interest .....................................         5,479
   Deferred organizational costs, net ...........................        12,976
   Prepaid expenses .............................................        21,455
                                                                    -----------
       Total assets .............................................    10,756,079
                                                                    -----------

LIABILITIES
   Payables:
     Due to custodian ...........................................        65,373
     Fund shares redeemed .......................................        60,400
     Securities purchased .......................................        35,830
     Distribution fees ..........................................         6,337
     Advisory fees ..............................................         2,698
   Accrued expenses .............................................        24,589
                                                                    -----------
       Total liabilities ........................................       195,227
                                                                    -----------

   NET ASSETS ...................................................   $10,560,852
                                                                    ===========

  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($10,560,852/494,475 shares outstanding; 500,000,000
    shares, authorized with $0.01 par value) ....................   $     21.36
                                                                    ===========

COMPONENTS OF NET ASSETS
   Paid-in capital ..............................................   $ 7,378,387
     Accumulated net investment loss ............................       (25,302)
     Accumulated net realized gain on investments ...............       376,749
     Net unrealized appreciation of investments .................     2,831,018
                                                                    -----------
       Net assets ...............................................   $10,560,852
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2000


INVESTMENT INCOME
  Income
    Dividend ....................................................   $    56,815
    Interest ....................................................           938
                                                                    -----------
      Total income ..............................................        57,753
                                                                    -----------
  Expenses
    Advisory fees ...............................................        50,244
    Administration fees .........................................        20,000
    Distribution fees ...........................................        12,561
    Fund accounting fees ........................................         8,297
    Registration expense ........................................         7,728
    Audit fees ..................................................         7,210
    Legal fees ..................................................         6,531
    Transfer agent fees .........................................         5,291
    Custody fees ................................................         4,442
    Amortization of deferred organizational costs ...............         4,226
    Director fees ...............................................         2,452
    Reports to shareholders .....................................         1,192
    Insurance expense ...........................................           117
    Miscellaneous ...............................................         1,299
                                                                    -----------
      Total expenses ............................................       131,590
      Less: fees waived and expenses absorbed ...................       (48,535)
                                                                    -----------
      Net expenses ..............................................        83,055
                                                                    -----------
         NET INVESTMENT LOSS ....................................       (25,302)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments ............................       438,816
    Net unrealized appreciation on investments ..................       904,907
                                                                    -----------
      Net realized and unrealized gain on investments ...........     1,343,723
                                                                    -----------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 1,318,421
                                                                    ===========

See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                Six Months             Year
                                                                  Ended                Ended
                                                             March 31, 2000#    September 31, 1999
                                                             ---------------    ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
 Net investment loss ...................................     $    (25,302)          $   (18,425)
 Net realized gain on investments ......................          438,816                19,549
 Net unrealized appreciation on investments ............          904,907             1,493,244
                                                             ------------           -----------
      NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS ......................................        1,318,421             1,494,368
                                                             ------------           -----------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income ...........................               --                 9,469
                                                             ------------           -----------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............................          918,971             3,061,026
  Net asset value of shares issued on reinvestment
   of distributions ....................................               --                 9,469
  Cost of shares redeemed ..............................       (1,065,438)           (1,729,332)
                                                             ------------           -----------
  Net increase (decrease) from capital share
   transactions ........................................         (146,467)            1,341,163
                                                             ------------           -----------
      NET INCREASE IN NET ASSETS .......................        1,171,954             2,826,062

NET ASSETS
 Beginning of period ...................................        9,388,898             6,562,836
                                                             ------------           -----------
 END OF PERIOD (including accumulated net
  investment loss of $25,302 and $0 respectively .......     $ 10,560,852           $ 9,388,898
                                                             ============           ===========
CHANGE IN CAPITAL SHARES
  Shares sold ..........................................           45,406               160,612
  Shares issued on reinvestment of distributions .......               --                   507
  Shares redeemed ......................................          (52,306)              (91,154)
                                                             ------------           -----------
      Net increase (decrease) ..........................           (6,900)               69,965
                                                             ============           ===========

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                     For the period
                                                         Six Months       Year           Year          November 1,
                                                           Ended          Ended          Ended          1996* to
                                                          March 31,    September 30,  September 30,   September 30,
                                                           2000#           1999           1998            1997
                                                          --------       --------       --------        --------
Net asset value, beginning of period ..................   $ 18.73         $15.21         $14.85           $12.00
                                                          -------         ------         ------           ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ........................     (0.05)         (0.03)          0.01             0.02
  Net realized and unrealized gain on investments .....      2.68           3.57           0.39             2.83
                                                          -------         ------         ------           ------
Total from investment operations ......................      2.63           3.54           0.40             2.85
                                                          -------         ------         ------           ------
LESS DISTRIBUTIONS:
  From net investment income ..........................      0.00          (0.02)         (0.04)            0.00
                                                          -------         ------         ------           ------
Net asset value, end of period ........................   $ 21.36         $18.73         $15.21           $14.85
                                                          =======         ======         ======           ======
Total return ..........................................     14.04%+        23.29%          2.68%           23.75%+

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000 omitted) .............   $10,561         $9,389         $6,562           $3,518

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ............      2.62%**        2.79%          3.57%            8.50%**
  After fees waived and expenses absorbed .............      1.65%**        1.65%          1.64%            1.65%**

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ............     (1.47%)**      (1.35%)        (1.90%)          (6.53%)**
  After fees waived and expenses absorbed .............     (0.50%)**      (0.21%)         0.03%            0.32%**

  Portfolio turnover rate .............................        33%+           46%            20%              38%+

#  Unaudited.
*  Commencement of Operations.
** Annualized.
+  Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION

     The RNC Mutual Fund Group, Inc. (the "Group"), is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company, with two diversified funds: The RNC Equity Fund (the "Equity Fund") and the RNC Money Market Fund (the "Money Fund"), formerly the RNC Liquid Assets Fund, Inc., (collectively the "Funds"). The Equity Fund began operations on November 1, 1996. The investment objective of the Equity Fund is to seek above-average total return consistent with reasonable risk. The Fund seeks to achieve its objective by investing primarily in equity securities. The Money Fund's investment objective is high current income consistent with preservation of capital and liquidity.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Directors. For the Equity Fund short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          U.S. Government securities with less than 60 days remaining to maturity when acquired by the Money Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value.

          Short-term portfolio securities for the Money Fund are valued using the amortized cost method, which approximates market value. Commercial paper is purchased at its discounted price and will mature at its principal amounts, with the difference representing interest income when received.

     B. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1999, the Funds had realized capital losses to offset future net capital gains as follows:

                                       Expire        Expire        Expire
                                        2005          2006          2007
                                       -------       -------       -------
          Equity Fund                  $17,464       $21,433       $17,505
          Money Fund                        --       $ 2,324       $ 7,017

     C. SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. REPURCHASE AGREEMENTS. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the value of the collateral is at least 102% at all times to the total amount of the repurchase obligation, including interest. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     E. EXPENSES. Expenses that are related to one of the Funds are charged directly to that fund. Other operating expenses of the Funds are allocated on the basis of relative net assets.

     F. DEFERRED ORGANIZATION COSTS. The Equity Fund has incurred expenses of $39,116 in connection with its organization. These costs have been deferred and are being amortized on a straight line basis over a period of sixty months from the date the Equity Fund commenced operations.

     G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended March 31, 2000, RNC Capital Management, LLC (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Equity Fund and 0.41% based upon the average daily net assets for the Money Fund. For the six months ended March 31, 2000, the Equity Fund incurred $50,244 in advisory fees and the Money Fund incurred $84,889.

     The Funds are responsible for their own operating expenses. The Advisor has agreed to limit the Funds total expenses to not more than 1.65% and 0.70% of the average daily net assets for the Equity Fund and Money Fund, respectively. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor voluntarily or pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent up Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the six months ended March 31, 2000, the Advisor waived fees of $48,535 for the Equity Fund and waived fees of $22,297 for the Money Fund. Effective April 2000, the Advisor has stopped waiving fees and/ or absorbing expenses on the Money Fund.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the directors; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     RNC Equity
     ----------
     Under $40 million            $40,000
     $40 to $100 million          0.10% of average daily net assets
     $100 to $200 million         0.05% of average daily net assets
     Over $200 million            0.03% of average daily net assets

     RNC Money Market
     ----------------
     $25,000 to $32.5 million     $25,000
     $32.5 million thereafter     0.075% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor receives no fees for its services and is an affiliate of the Administrator.

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of the Funds. The Equity Fund incurred $12,561 in distribution fees for the six months ended March 31, 2000. The Distributor waived all of its distribution fees totaling $51,762 for the six months ended March 31, 2000, for the Money Fund.

     Certain officers of the Fund are officers and/or directors of the Administrator and Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and the proceeds from the sales of securities, other than short-term investments, for the six months ended March 31, 2000 were $3,267,882 and $3,365,924 respectively for the Equity Fund.

================================================================================

                                     Adviser
                           RNC CAPITAL MANAGEMENT, LLC
                            11601 Wilshire Boulevard
                                   25th Floor
                          Los Angeles, California 90025
                                 (800) 576-8229
                               www.rnccapital.com

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                          ICA FUND SERVICES CORPORATION
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85108

                                  Legal Counsel
              PAUL, HASTINGS, JANOFSKY & WALKER, LLP 345 California
               Street, 29th Floor San Francisco, California 94104

                                    Auditors
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                        Philadelphia, Pennsylvania 19103

================================================================================

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.